Debt - Summary of Detail Comprising Debt and Related Book Values (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal	$ 240,000
Original issue discount, net of amortization	(8,906)
Total debt	628,402	$ 697,558	$ 701,175
Less: current portion of long-term debt	(434)	(24,977)
Long-term debt, net of discount and deferred financing costs	627,968	672,581	701,175
4.20% Building Loan - due November 2030
Debt Instrument [Line Items]
Principal	10,800
Senior Notes
Debt Instrument [Line Items]
Principal		172,000
Senior Notes | 11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Principal	390,868
Deferred financing costs, net of amortization	(1,920)
Senior Notes | 7.50% Senior Secured Notes – due May 2022
Debt Instrument [Line Items]
Principal	6,060
Senior Notes | 9.75% Senior Notes – due July 2022
Debt Instrument [Line Items]
Principal		102,000
Deferred financing costs, net of amortization		(1,319)
Senior Notes | 9.75% Senior Notes – due February 2018
Debt Instrument [Line Items]
Principal		24,977	300,000
Original issue discount, net of amortization			(806)
Deferred financing costs, net of amortization			(4,230)
Bank Credit Facility | Bank Credit Facility – due May 2022
Debt Instrument [Line Items]
Deferred financing costs, net of amortization	(8,478)
Bank Credit Facility | Old Bank Credit Facility – due February 2019
Debt Instrument [Line Items]
Principal		403,000
Deferred financing costs, net of amortization		(938)
Bank Credit Facility | Bank Credit Facility – due February 2019
Debt Instrument [Line Items]
Principal		403,000	408,000
Deferred financing costs, net of amortization		(938)	$ (1,789)
Building Loan | 4.20% Building Loan - due November 2030
Debt Instrument [Line Items]
Principal	10,778
Bridge Loans
Debt Instrument [Line Items]
Principal		172,000
Bridge Loans | 11.00% Second-Priority Senior Secured Notes – due April 2022
Debt Instrument [Line Items]
Principal	$ 172,000
Bridge Loans | 11.00% Bridge Loans – due April 2022
Debt Instrument [Line Items]
Principal		172,023
Deferred financing costs, net of amortization		$ (2,185)